Average Annual Total Returns	12 Months Ended
Dec. 31, 2014
Vanguard 500 Index Fund | Vanguard 500 Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.51%
Five Years	15.28%
Ten Years	7.55%
Inception Date	Aug. 31, 1976
Vanguard 500 Index Fund | Vanguard 500 Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.64%
Five Years	15.42%
Ten Years	7.66%
Inception Date	Nov. 13, 2000
Vanguard 500 Index Fund | Vanguard 500 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.63%
Since Inception	18.28%
Inception Date	Sep. 07, 2010
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.42%
Five Years	16.58%
Ten Years	9.08%
Inception Date	Dec. 21, 1987
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.56%
Five Years	16.75%
Ten Years	9.24%
Inception Date	Nov. 13, 2000
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.56%
Five Years	16.77%
Ten Years	9.27%
Inception Date	Jul. 07, 1997
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.55%
Five Years	16.73%
Ten Years	9.24%
Inception Date	Dec. 27, 2001
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.60%
Since Inception	13.47%
Inception Date	Jan. 14, 2011
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.47%
Five Years	15.83%
Ten Years	8.50%
Inception Date	Nov. 02, 1992
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.63%
Five Years	16.00%
Ten Years	8.64%
Inception Date	Nov. 13, 2000
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.62%
Five Years	16.02%
Ten Years	8.67%
Inception Date	May 14, 1998
Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.62%
Five Years	16.00%
Ten Years	8.64%
Inception Date	Jan. 26, 2004
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.24%
Five Years	15.32%
Ten Years	7.87%
Inception Date	Jan. 30, 2004
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.41%
Five Years	15.51%
Since Inception	8.47%
Inception Date	Jun. 30, 2005
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.39%
Five Years	15.49%
Ten Years	8.02%
Inception Date	Jan. 27, 2004
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.38%
Five Years	15.48%
Ten Years	8.00%
Inception Date	Feb. 02, 2004
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.35%
Five Years	16.53%
Since Inception	9.15%
Inception Date	Aug. 24, 2006
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.49%
Five Years	16.69%
Since Inception	9.09%
Inception Date	Aug. 17, 2006
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.48%
Since Inception	19.61%
Inception Date	Sep. 27, 2011
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.60%
Five Years	16.88%
Ten Years	9.34%
Inception Date	May 21, 1998
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.78%
Five Years	17.06%
Ten Years	9.51%
Inception Date	May 21, 1998
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.76%
Five Years	17.03%
Ten Years	9.46%
Inception Date	Jan. 26, 2004
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.79%
Since Inception	15.47%
Inception Date	Dec. 15, 2010
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.76%
Five Years	17.04%
Ten Years	9.47%
Inception Date	Nov. 12, 2001
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.84%
Five Years	17.04%
Since Inception	9.02%
Inception Date	Aug. 24, 2006
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.98%
Five Years	17.20%
Since Inception	9.08%
Inception Date	Aug. 17, 2006
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.98%
Since Inception	23.49%
Inception Date	Sep. 27, 2011
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.88%
Five Years	16.72%
Ten Years	9.41%
Inception Date	May 21, 1998
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.04%
Five Years	16.92%
Ten Years	9.59%
Inception Date	May 24, 2000
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.02%
Five Years	16.89%
Ten Years	9.55%
Inception Date	Jan. 26, 2004
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.02%
Since Inception	20.29%
Inception Date	Sep. 27, 2011
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.37%
Five Years	16.71%
Ten Years	9.00%
Inception Date	Oct. 03, 1960
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.50%
Five Years	16.87%
Ten Years	9.13%
Inception Date	Nov. 13, 2000
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.53%
Five Years	16.90%
Ten Years	9.17%
Inception Date	Jul. 07, 1997
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.51%
Five Years	16.87%
Ten Years	9.14%
Inception Date	Jan. 26, 2004
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.55%
Since Inception	14.39%
Inception Date	Dec. 17, 2010
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.39%
Five Years	16.39%
Ten Years	8.32%
Inception Date	May 21, 1998
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.59%
Five Years	16.57%
Ten Years	8.50%
Inception Date	Dec. 07, 1999
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.55%
Five Years	16.55%
Ten Years	8.46%
Inception Date	Jan. 26, 2004
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.55%
Since Inception	23.18%
Inception Date	Sep. 27, 2011
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.43%
Five Years	15.56%
Ten Years	7.99%
Inception Date	Apr. 27, 1992
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.56%
Five Years	15.70%
Ten Years	8.10%
Inception Date	Nov. 13, 2000
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.56%
Five Years	15.70%
Ten Years	8.12%
Inception Date	Jul. 07, 1997
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.56%
Five Years	15.70%
Ten Years	8.11%
Inception Date	May 24, 2001
Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.05%
Five Years	14.80%
Ten Years	7.17%
Inception Date	Nov. 02, 1992
Vanguard Value Index Fund | Vanguard Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.18%
Five Years	14.96%
Ten Years	7.30%
Inception Date	Nov. 13, 2000
Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.19%
Five Years	14.98%
Ten Years	7.33%
Inception Date	Jul. 02, 1998
Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.19%
Five Years	14.96%
Ten Years	7.30%
Inception Date	Jan. 26, 2004
Return After Taxes on Distributions | Vanguard 500 Index Fund | Vanguard 500 Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.02%
Five Years	14.88%
Ten Years	7.20%
Return After Taxes on Distributions | Vanguard 500 Index Fund | Vanguard 500 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.11%
Since Inception	17.81%
Return After Taxes on Distributions | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.03%
Five Years	16.28%
Ten Years	8.81%
Return After Taxes on Distributions | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.12%
Five Years	16.42%
Ten Years	8.95%
Return After Taxes on Distributions | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.11%
Five Years	16.39%
Ten Years	8.93%
Return After Taxes on Distributions | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.15%
Five Years	15.58%
Ten Years	8.30%
Return After Taxes on Distributions | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.26%
Five Years	15.73%
Ten Years	8.45%
Return After Taxes on Distributions | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.26%
Five Years	15.71%
Ten Years	8.42%
Return After Taxes on Distributions | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.78%
Five Years	14.94%
Ten Years	7.54%
Return After Taxes on Distributions | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.91%
Five Years	15.09%
Since Inception	8.11%
Return After Taxes on Distributions | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.90%
Five Years	15.07%
Ten Years	7.67%
Return After Taxes on Distributions | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.16%
Five Years	16.41%
Since Inception	9.06%
Return After Taxes on Distributions | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.26%
Five Years	16.54%
Since Inception	8.97%
Return After Taxes on Distributions | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.27%
Five Years	16.61%
Ten Years	9.08%
Return After Taxes on Distributions | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.41%
Five Years	16.76%
Ten Years	9.23%
Return After Taxes on Distributions | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.38%
Five Years	16.73%
Ten Years	9.19%
Return After Taxes on Distributions | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.40%
Five Years	16.64%
Since Inception	8.62%
Return After Taxes on Distributions | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.50%
Five Years	16.77%
Since Inception	8.65%
Return After Taxes on Distributions | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.58%
Five Years	16.55%
Ten Years	9.29%
Return After Taxes on Distributions | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.69%
Five Years	16.70%
Ten Years	9.43%
Return After Taxes on Distributions | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.68%
Five Years	16.67%
Ten Years	9.39%
Return After Taxes on Distributions | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.95%
Five Years	16.35%
Ten Years	8.68%
Return After Taxes on Distributions | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.06%
Five Years	16.49%
Ten Years	8.82%
Return After Taxes on Distributions | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.04%
Five Years	16.47%
Ten Years	8.79%
Return After Taxes on Distributions | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.87%
Five Years	15.86%
Ten Years	7.83%
Return After Taxes on Distributions | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.02%
Five Years	16.00%
Ten Years	7.98%
Return After Taxes on Distributions | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.99%
Five Years	15.98%
Ten Years	7.94%
Return After Taxes on Distributions | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.97%
Five Years	15.16%
Ten Years	7.65%
Return After Taxes on Distributions | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.07%
Five Years	15.28%
Ten Years	7.76%
Return After Taxes on Distributions | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.07%
Five Years	15.28%
Ten Years	7.75%
Return After Taxes on Distributions | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.48%
Five Years	14.30%
Ten Years	6.71%
Return After Taxes on Distributions | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.57%
Five Years	14.45%
Ten Years	6.85%
Return After Taxes on Distributions | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.57%
Five Years	14.43%
Ten Years	6.82%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard 500 Index Fund | Vanguard 500 Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.01%
Five Years	12.32%
Ten Years	6.12%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard 500 Index Fund | Vanguard 500 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.11%
Since Inception	14.72%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.35%
Five Years	13.38%
Ten Years	7.39%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.45%
Five Years	13.53%
Ten Years	7.54%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.44%
Five Years	13.50%
Ten Years	7.52%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.83%
Five Years	12.79%
Ten Years	6.94%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.95%
Five Years	12.95%
Ten Years	7.09%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.95%
Five Years	12.93%
Ten Years	7.06%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.84%
Five Years	12.36%
Ten Years	6.40%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.97%
Five Years	12.51%
Since Inception	6.89%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.96%
Five Years	12.49%
Ten Years	6.52%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.68%
Five Years	13.39%
Since Inception	7.43%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.79%
Five Years	13.53%
Since Inception	7.38%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.93%
Five Years	13.67%
Ten Years	7.64%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.06%
Five Years	13.82%
Ten Years	7.79%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.04%
Five Years	13.80%
Ten Years	7.75%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.13%
Five Years	13.78%
Since Inception	7.24%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.24%
Five Years	13.92%
Since Inception	7.28%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.28%
Five Years	13.53%
Ten Years	7.72%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.39%
Five Years	13.68%
Ten Years	7.87%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.38%
Five Years	13.66%
Ten Years	7.84%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.34%
Five Years	13.46%
Ten Years	7.29%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.46%
Five Years	13.61%
Ten Years	7.43%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.44%
Five Years	13.59%
Ten Years	7.41%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.13%
Five Years	13.15%
Ten Years	6.65%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.27%
Five Years	13.30%
Ten Years	6.80%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.24%
Five Years	13.28%
Ten Years	6.76%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.38%
Five Years	12.55%
Ten Years	6.49%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.48%
Five Years	12.67%
Ten Years	6.60%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.48%
Five Years	12.67%
Ten Years	6.59%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.83%
Five Years	11.91%
Ten Years	5.80%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.94%
Five Years	12.07%
Ten Years	5.94%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.93%
Five Years	12.05%
Ten Years	5.91%
Based on Market Value | Vanguard 500 Index Fund | Vanguard 500 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.64%
Since Inception	18.28%
Based on Market Value | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.55%
Five Years	16.74%
Ten Years	9.25%
Based on Market Value | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.64%
Five Years	16.00%
Ten Years	8.64%
Based on Market Value | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.40%
Five Years	15.49%
Ten Years	8.00%
Based on Market Value | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.46%
Five Years	16.68%
Since Inception	9.09%
Based on Market Value | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.75%
Five Years	17.02%
Ten Years	9.47%
Based on Market Value | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.95%
Five Years	17.18%
Since Inception	9.08%
Based on Market Value | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.06%
Five Years	16.91%
Ten Years	9.57%
Based on Market Value | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.52%
Five Years	16.89%
Ten Years	9.17%
Based on Market Value | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.54%
Five Years	16.56%
Ten Years	8.48%
Based on Market Value | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.57%
Five Years	15.69%
Ten Years	8.11%
Based on Market Value | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.18%
Five Years	14.96%
Ten Years	7.29%
Standard & Poor's 500 Index | Vanguard 500 Index Fund | Vanguard 500 Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	15.45%
Ten Years	7.67%
Standard & Poor's 500 Index | Vanguard 500 Index Fund | Vanguard 500 Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	15.45%
Ten Years	7.67%
Standard & Poor's 500 Index | Vanguard 500 Index Fund | Vanguard 500 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Since Inception	18.32%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.83%
Five Years	17.10%
Ten Years	9.50%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.83%
Five Years	17.10%
Ten Years	9.50%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.83%
Five Years	17.10%
Ten Years	9.50%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.83%
Since Inception	15.48%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.83%
Five Years	17.10%
Ten Years	9.50%
Spliced Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.29%
Five Years	15.05%
Ten Years	7.33%
Spliced Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.29%
Five Years	15.05%
Ten Years	7.33%
Spliced Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.29%
Five Years	15.05%
Ten Years	7.33%
Spliced Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.29%
Five Years	15.05%
Ten Years	7.33%
Spliced Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	16.09%
Ten Years	8.71%
Spliced Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	16.09%
Ten Years	8.71%
Spliced Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	16.09%
Ten Years	8.71%
Spliced Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	16.09%
Ten Years	8.71%
Spliced Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.54%
Five Years	16.83%
Ten Years	9.06%
Spliced Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.54%
Five Years	16.83%
Ten Years	9.06%
Spliced Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.54%
Five Years	16.83%
Ten Years	9.06%
Spliced Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.54%
Five Years	16.83%
Ten Years	9.06%
Spliced Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.54%
Since Inception	14.32%
Spliced Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.63%
Five Years	16.59%
Ten Years	8.45%
Spliced Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.63%
Five Years	16.59%
Ten Years	8.45%
Spliced Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.63%
Five Years	16.59%
Ten Years	8.45%
Spliced Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.63%
Since Inception	23.25%
Spliced Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.98%
Five Years	16.76%
Ten Years	9.44%
Spliced Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.98%
Five Years	16.76%
Ten Years	9.44%
Spliced Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.98%
Five Years	16.76%
Ten Years	9.44%
Spliced Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.98%
Since Inception	20.16%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.39%
Five Years	17.21%
Ten Years	9.55%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.39%
Five Years	17.21%
Ten Years	9.55%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.39%
Five Years	17.21%
Ten Years	9.55%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.39%
Since Inception	15.61%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.39%
Five Years	17.21%
Ten Years	9.55%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.52%
Five Years	14.67%
Ten Years	7.15%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.52%
Five Years	14.67%
Ten Years	7.15%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.52%
Five Years	14.67%
Ten Years	7.15%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.52%
Five Years	14.67%
Ten Years	7.15%
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.59%
Five Years	16.49%
Ten Years	8.89%
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.59%
Five Years	16.49%
Ten Years	8.89%
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.59%
Five Years	16.49%
Ten Years	8.89%
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.59%
Five Years	16.49%
Ten Years	8.89%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.09%
Five Years	16.74%
Ten Years	9.02%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.09%
Five Years	16.74%
Ten Years	9.02%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.09%
Five Years	16.74%
Ten Years	9.02%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.09%
Five Years	16.74%
Ten Years	9.02%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.09%
Since Inception	14.21%
MSCI US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.44%
Five Years	15.40%
Ten Years	7.90%
MSCI US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.44%
Five Years	15.40%
Ten Years	7.90%
MSCI US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.44%
Five Years	15.40%
Ten Years	7.90%
MSCI US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.44%
Since Inception	21.33%
MSCI US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.69%
Five Years	18.02%
Ten Years	10.03%
MSCI US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.69%
Five Years	18.02%
Ten Years	10.03%
MSCI US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.69%
Five Years	18.02%
Ten Years	10.03%
MSCI US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.69%
Since Inception	22.15%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.58%
Five Years	15.61%
Ten Years	8.07%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.58%
Five Years	15.61%
Since Inception	8.51%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.58%
Five Years	15.61%
Ten Years	8.07%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.58%
Five Years	15.61%
Ten Years	8.07%
MSCI US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.00%
Five Years	16.41%
Since Inception	8.73%
MSCI US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.00%
Five Years	16.41%
Since Inception	8.64%
MSCI US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.00%
Since Inception	22.17%
MSCI US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.80%
Five Years	17.93%
Since Inception	10.00%
MSCI US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.80%
Five Years	17.93%
Since Inception	9.78%
MSCI US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.80%
Since Inception	21.51%
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.66%
Five Years	15.75%
Ten Years	8.15%
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.66%
Five Years	15.75%
Ten Years	8.15%
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.66%
Five Years	15.75%
Ten Years	8.15%
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.66%
Five Years	15.75%
Ten Years	8.15%
Spliced Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.58%
Five Years	15.72%
Ten Years	8.11%
Spliced Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.58%
Five Years	15.72%
Ten Years	8.11%
Spliced Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.58%
Five Years	15.72%
Ten Years	8.11%
Spliced Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.58%
Five Years	15.72%
Ten Years	8.11%
Spliced Extended Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.50%
Five Years	16.66%
Ten Years	9.12%
Spliced Extended Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.50%
Five Years	16.66%
Ten Years	9.12%
Spliced Extended Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.50%
Five Years	16.66%
Ten Years	9.12%
Spliced Extended Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.50%
Five Years	16.66%
Ten Years	9.12%
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.50%
Five Years	16.66%
Ten Years	none
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.50%
Five Years	16.66%
Ten Years	none
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.50%
Five Years	16.66%
Ten Years	none
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.50%
Five Years	16.66%
Ten Years	none
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.50%
Since Inception	13.34%
Spliced Dow Jones U.S. Completion Total Stock Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.63%
Five Years	16.74%
Ten Years	9.34%
Spliced Dow Jones U.S. Completion Total Stock Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.63%
Five Years	16.74%
Ten Years	9.34%
Spliced Dow Jones U.S. Completion Total Stock Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.63%
Five Years	16.74%
Ten Years	9.34%
Spliced Dow Jones U.S. Completion Total Stock Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.63%
Five Years	16.74%
Ten Years	9.34%
CRSP US Total Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.58%
Five Years	none
Ten Years	none
CRSP US Total Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.58%
Five Years	none
Ten Years	none
CRSP US Total Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.58%
Five Years	none
Ten Years	none
CRSP US Total Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.58%
Five Years	none
Ten Years	none
CRSP US Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.47%
Five Years	none
Ten Years	none
CRSP US Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.47%
Five Years	none
CRSP US Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.47%
Five Years	none
Ten Years	none
CRSP US Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.47%
Five Years	none
Ten Years	none
CRSP US Large Cap Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	none
Ten Years	none
CRSP US Large Cap Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	none
Ten Years	none
CRSP US Large Cap Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	none
Ten Years	none
CRSP US Large Cap Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	none
Ten Years	none
CRSP US Large Cap Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.29%
Five Years	none
Ten Years	none
CRSP US Large Cap Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.29%
Five Years	none
Ten Years	none
CRSP US Large Cap Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.29%
Five Years	none
Ten Years	none
CRSP US Large Cap Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.29%
Five Years	none
Ten Years	none
CRSP US Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.83%
Five Years	none
Ten Years	none
CRSP US Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.83%
Five Years	none
Ten Years	none
CRSP US Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.83%
Five Years	none
Ten Years	none
CRSP US Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.83%
CRSP US Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.83%
Five Years	none
Ten Years	none
CRSP US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.57%
Five Years	none
CRSP US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.57%
Five Years	none
CRSP US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.57%
CRSP US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.05%
Five Years	none
CRSP US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.05%
Five Years	none
CRSP US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.05%
CRSP US Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.54%
Five Years	none
Ten Years	none
CRSP US Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.54%
Five Years	none
Ten Years	none
CRSP US Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.54%
Five Years	none
Ten Years	none
CRSP US Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.54%
Five Years	none
Ten Years	none
CRSP US Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.54%
CRSP US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.98%
Five Years	none
Ten Years	none
CRSP US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.98%
Five Years	none
Ten Years	none
CRSP US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.98%
Five Years	none
Ten Years	none
CRSP US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.98%
CRSP US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.63%
Five Years	none
Ten Years	none
CRSP US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.63%
Five Years	none
Ten Years	none
CRSP US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.63%
Five Years	none
Ten Years	none
CRSP US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.63%
Spliced Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.47%
Five Years	15.57%
Ten Years	8.05%
Spliced Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.47%
Five Years	15.57%
Since Inception	8.49%
Spliced Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.47%
Five Years	15.57%
Ten Years	8.05%
Spliced Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.47%
Five Years	15.57%
Ten Years	8.05%
Spliced Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.57%
Five Years	16.74%
Since Inception	9.33%
Spliced Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.57%
Five Years	16.74%
Since Inception	9.12%
Spliced Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.57%
Since Inception	19.64%
Spliced Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.05%
Five Years	17.29%
Since Inception	9.22%
Spliced Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.05%
Five Years	17.29%
Since Inception	9.13%
Spliced Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.05%
Since Inception	23.58%